Victory Aggressive Growth Fund Investment Strategy - Victory Aggressive Growth Fund	Apr. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in growth companies. For purposes of this 80% policy, the Fund considers a number of factors when determining whether an issuer is a growth company, including whether (i) the issuer is classified as a growth company by an independent third-party financial data provider based on financial metrics and other available information; (ii) the issuer is included in an index or index-based ETF that is representative of growth companies; and/or (iii) the Adviser believes that the issuer has above-average potential for earnings and/or revenue growth consistent with the Fund’s strategy, considering such measures as historical and/or projected growth rates relative to the applicable equity market.The Fund invests primarily in equity securities of large-capitalization companies (which, for purposes of this Fund, are those companies with market capitalizations similar to companies in the Russell 1000® Index or the S&P 500® Index) that are selected for their growth potential. Although the Fund invests primarily in U.S. securities, it may invest up to 20% of its total assets in foreign securities, including securities issued in emerging markets. The Fund’s Adviser allocates the Fund’s assets among the Adviser’s internal investment teams. The managers implement a fundamentally driven security selection investment process that seeks to identify companies that will provide superior portfolio returns over the long term.